UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	4/30/2017

Item 1 – Reports to Stockholders

PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.

SEMIANNUAL REPORT

APRIL 30, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Natural Resources Fund, Inc. informative and useful. The report covers performance for the six-month period ended April 30, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: the name of your Fund and the management and operation did not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, the 9th-largest global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Natural Resources Fund, Inc.

June 15, 2017

Prudential Jennison Natural Resources Fund, Inc.	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/17 (without sales charges)	Average Annual Total Returns as of 4/30/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	2.37	–2.41	–7.13	–2.30	—
Class B	2.01	–2.44	–6.92	–2.44	—
Class C	2.01	1.56	–6.73	–2.43	—
Class Q	2.64	3.79	–5.64	N/A	–6.60 (12/27/10)
Class R	2.28	3.10	–6.26	–1.94	—
Class Z	2.52	3.60	–5.80	–1.45	—
Lipper Global Natural Resources Index	1.02	3.66	–0.90	–0.42	—
S&P 500 Index	13.31	17.90	13.66	7.15	—
MSCI World ND Index	12.12	14.65	9.94	3.92	—
Lipper Global Natural Resources Funds Average	3.20	4.13	–2.94	–2.70	—

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Lipper Global Natural Resources Index—The Lipper Global Natural Resources Index (Lipper Index) is an unmanaged index which tracks the performance of the 30 largest global natural resources mutual funds. The average annual total return for the Lipper Index measured from the month-end closest to the inception date through 4/30/17 is –3.23% for Class Q shares.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date through 4/30/17 is 12.98% for Class Q shares.

MSCI World Net Dividends Index—The Morgan Stanley Capital International World Net Dividends Index (MSCI World ND Index) is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World ND Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The MSCI World ND Index

Prudential Jennison Natural Resources Fund, Inc.	5

Your Fund’s Performance (continued)

is unmanaged and the total return includes the reinvestment of all dividends. The ND version of the MSCI World Index reflects the impact of the maximum withholding taxes on reinvested dividends. The average annual total return for the MSCI World ND Index measured from the month-end closest to the inception date through 4/30/17 is 8.47% for Class Q shares.

Lipper Global Natural Resources Funds Average—The Lipper Global Natural Resources Funds Average (Lipper Average) is based on the average return of all mutual funds in the Lipper Global Natural Resources Funds universe and does not include the effect of any sales charges or taxes payable by investors. The average annual total return for the Lipper Average measured from the month-end closest to the inception date through 4/30/17 is –4.73% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the S&P 500 and MSCI World ND Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor. Returns for the Lipper Index and the Lipper Average would be lower if they included the effects of sales charges or taxes. The Since Inception returns for the indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/17 (%)
Halliburton Co., Oil & Gas Equipment & Services	4.3
Concho Resources, Inc., Oil & Gas Exploration & Production	3.6
Anadarko Petroleum Corp., Oil & Gas Exploration & Production	3.4
EOG Resources, Inc., Oil & Gas Exploration & Production	3.3
Schlumberger Ltd., Oil & Gas Equipment & Services	3.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/17 (%)
Oil & Gas Exploration & Production	32.3
Oil & Gas Equipment & Services	17.9
Gold	7.7
Copper	6.1
Diversified Metals & Mining	5.4

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Jennison Natural Resources Fund, Inc.	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Natural Resources Fund, Inc.		Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,023.70	1.25%	$6.27
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
Class B	Actual	$1,000.00	$1,020.10	1.95%	$9.77
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74
Class C	Actual	$1,000.00	$1,020.10	1.95%	$9.77
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74
Class Q	Actual	$1,000.00	$1,026.40	0.77%	$3.87
	Hypothetical	$1,000.00	$1,020.98	0.77%	$3.86
Class R	Actual	$1,000.00	$1,022.80	1.45%	$7.27
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25
Class Z	Actual	$1,000.00	$1,025.20	0.95%	$4.77
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2017, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 98.7%

COMMON STOCKS

Aluminum 1.2%
Alcoa Corp.	239,204	$8,068,351
Constellium N.V. (Netherlands) (Class A Stock)*	1,777,009	12,350,213
Norsk Hydro ASA (Norway)	12,204	69,546

		20,488,110

Coal & Consumable Fuels 1.0%
Arch Coal, Inc. (Class A Stock)*	74,280	5,217,427
CONSOL Energy, Inc.*(a)	784,957	11,915,647

		17,133,074

Copper 6.1%
First Quantum Minerals Ltd. (Canada)	2,605,620	24,833,608
Freeport-McMoRan, Inc.*	722,014	9,205,679
Lundin Mining Corp. (Canada)	6,919,356	36,901,880
Nevsun Resources Ltd. (Canada)	4,009,749	8,900,435
Southern Copper Corp. (Peru)(a)	731,482	25,872,518

		105,714,120

Diversified Chemicals 2.3%
BASF SE (Germany)	1,298	126,450
Chemours Co. (The)(a)	399,906	16,112,213
Dow Chemical Co. (The)	369,058	23,176,842
E.I. du Pont de Nemours & Co.	2,239	178,560

		39,594,065

Diversified Metals & Mining 5.4%
BHP Billiton Ltd. (Australia), ADR(a)	484,843	17,260,411
Glencore PLC (Switzerland)*	8,143,820	32,006,453
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	1,113,500	3,907,304
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*(g)	2,082,400	7,307,202
Northern Dynasty Minerals Ltd. (Canada)*(a)	1,763,422	2,821,475
Rio Tinto PLC (United Kingdom)	7,325	288,974
Rio Tinto PLC (United Kingdom), ADR(a)	749,432	29,842,382

		93,434,201

Fertilizers & Agricultural Chemicals 2.3%
FMC Corp.	357,271	26,162,955
Monsanto Co.	1,714	199,870
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	758,786	12,808,308
Syngenta AG (Switzerland)	217	100,847

		39,271,980

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Gold 7.7%
Agnico Eagle Mines Ltd. (Canada)	655,144	$31,335,538
Alacer Gold Corp.*(a)	4,721,430	7,471,000
Algold Resources Ltd. (Canada), 144A*(g)	43,790	8,341
Axmin, Inc. (Canada)*	666,158	21,960
Barrick Gold Corp. (Canada)(a)	1,291,967	21,601,688
Eldorado Gold Corp. (Canada)	3,213,108	11,745,657
Guyana Goldfields, Inc. (Canada)*	244,920	1,214,687
Guyana Goldfields, Inc. (Canada), 144A*(g)	2,654,213	13,163,637
Newmont Mining Corp.	5,267	178,077
Randgold Resources Ltd. (United Kingdom), ADR(a)	382,561	33,661,542
Tahoe Resources, Inc.	968,678	7,848,488
Tahoe Resources, Inc., 144A(g)	506,600	4,104,609

		132,355,224

Industrial Gases 0.0%
Air Products & Chemicals, Inc.	293	41,167

Integrated Oil & Gas 4.5%
Chevron Corp.	1,812	193,340
Occidental Petroleum Corp.	6,598	406,041
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	1,150,931	29,887,960
Suncor Energy, Inc. (Canada)	1,500,586	47,058,377

		77,545,718

Oil & Gas Drilling 2.5%
Helmerich & Payne, Inc.	1,383	83,865
Independence Contract Drilling, Inc.*	1,722,043	7,938,618
Patterson-UTI Energy, Inc.	1,590,540	34,427,239

		42,449,722

Oil & Gas Equipment & Services 17.9%
Baker Hughes, Inc.	300,197	17,822,696
Basic Energy Services, Inc.*	180,336	4,899,729
Core Laboratories N.V.(a)	179,276	19,867,366
Dril-Quip, Inc.*(a)	167,471	8,633,130
Halliburton Co.	1,635,291	75,027,151
NCS Multistage Holdings, Inc.*	339,935	6,802,099
ProPetro Holding Corp.*(a)	1,376,182	18,647,266
RPC, Inc.(a)	992,632	18,036,124
Schlumberger Ltd.	771,928	56,034,254
Select Energy Services, Inc. (Class A Stock)*	320,293	4,922,903

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Oil & Gas Equipment & Services (cont’d.)
TechnipFMC PLC (United Kingdom)*	1,004,121	$30,254,166
Tenaris SA (Luxembourg), ADR(a)	685,684	21,413,911
U.S. Silica Holdings, Inc.	387,992	16,101,668
Weatherford International PLC*(a)	1,650,548	9,523,662

		307,986,125

Oil & Gas Exploration & Production 32.3%
Anadarko Petroleum Corp.	1,018,424	58,070,536
Cimarex Energy Co.	335,203	39,111,486
Concho Resources, Inc.*	489,777	62,035,155
Continental Resources, Inc.*(a)	484,818	20,561,131
Devon Energy Corp.	694,522	27,426,674
EOG Resources, Inc.	622,837	57,612,423
Hess Corp.	659,533	32,204,996
Kosmos Energy Ltd.*(a)	1,019,474	6,127,039
Laredo Petroleum, Inc.*	2,233,116	28,717,872
Lekoil Ltd. (Nigeria)*	4,166,462	1,050,061
Lekoil Ltd. (Nigeria), 144A*(g)	5,248,879	1,322,859
Lekoil Ltd. (Nigeria) Reg D*	14,524,211	3,660,493
Marathon Oil Corp.	1,103,454	16,408,361
Newfield Exploration Co.*	482,565	16,706,400
Noble Energy, Inc.	1,649,662	53,333,572
Pioneer Natural Resources Co.	219,540	37,978,225
Range Resources Corp.	755,211	20,005,539
Rice Energy, Inc.*	1,012,979	21,566,323
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	264,594	4,684,984
Seven Generations Energy Ltd. (Canada) (Class A Stock), 144A*(g)	662,575	11,731,759
Silver Run Acquisition Corp. II*	752,834	7,776,775
Sintana Energy, Inc. (Canada)*	637,992	28,043
Sintana Energy, Inc. (Canada), Reg D*	1,304,999	57,361
WPX Energy, Inc.*	2,490,224	29,708,372

		557,886,439

Oil & Gas Refining & Marketing 3.8%
Marathon Petroleum Corp.	583,161	29,706,221
Phillips 66	2,633	209,482
Tesoro Corp.	216,724	17,275,070
Valero Energy Corp.	272,899	17,632,004

		64,822,777

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Oil & Gas Storage & Transportation 2.7%
Cheniere Energy, Inc.*(a)	379,759	$17,222,071
Kinder Morgan, Inc.	9,151	188,785
Plains GP Holdings LP (Class A Stock)	448,842	13,362,026
Targa Resources Corp.	295,450	16,288,159
Williams Cos., Inc. (The)	3,349	102,580

		47,163,621

Packaged Foods & Meats 0.8%
Adecoagro S.A. (Argentina)*	1,250,239	13,865,151

Precious Metals & Minerals 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $4,469,143; purchased 11/27/07)*^(f)(g)	523,100	—

Renewable Electricity 0.9%
NextEra Energy Partners LP	446,211	15,461,211

Semiconductor Equipment 0.6%
Versum Materials, Inc.	327,702	10,493,018

Silver 0.7%
Silver Wheaton Corp. (Canada)	620,365	12,388,689

Specialty Chemicals 1.7%
Albemarle Corp.	145,791	15,878,098
Celanese Corp. Series A	156,895	13,656,141
Ecolab, Inc.	312	40,276
PPG Industries, Inc.	1,978	217,263

		29,791,778

Steel 3.1%
ArcelorMittal (Luxembourg), ADR*(a)	22,735	177,333
Nucor Corp.	3,387	207,725
Reliance Steel & Aluminum Co.	221,063	17,424,185
Steel Dynamics, Inc.	676,005	24,430,821
Warrior Met Coal, Inc.*	660,564	11,942,997

		54,183,061

Trading Companies & Distributors 1.2%
Univar, Inc.*	695,179	20,751,093

TOTAL LONG-TERM INVESTMENTS (cost $1,439,009,702)		1,702,820,344

See Notes to Financial Statements.

12

Description	Shares	Value
SHORT-TERM INVESTMENTS 11.8%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	40,930,643	$40,930,643
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $163,414,047; includes $163,253,856 of cash collateral for securities on loan)(b)(w)	163,409,972	163,442,653

TOTAL SHORT-TERM INVESTMENTS (cost $204,344,690)		204,373,296

TOTAL INVESTMENTS 110.5% (cost $1,643,354,392)		1,907,193,640
Liabilities in excess of other assets (10.5)%		(181,984,600)

NET ASSETS 100.0%		$1,725,209,040

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $159,467,099; cash collateral of $163,253,856 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $4,469,143. The aggregate value, $0, is approximately 0.0% of net assets.
(g)	Indicates a security or securities that have been deemed illiquid; the aggregate value of $37,638,407 is approximately 2.2% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2017

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$20,418,564	$69,546	$—
Coal & Consumable Fuels	17,133,074	—	—
Copper	105,714,120	—	—
Diversified Chemicals	39,467,615	126,450	—
Diversified Metals & Mining	53,831,572	39,602,629	—
Fertilizers & Agricultural Chemicals	39,171,133	100,847	—
Gold	115,086,978	17,268,246	—
Industrial Gases	41,167	—	—
Integrated Oil & Gas	47,657,758	29,887,960	—
Oil & Gas Drilling	42,449,722	—	—
Oil & Gas Equipment & Services	307,986,125	—	—
Oil & Gas Exploration & Production	540,121,267	17,765,172	—
Oil & Gas Refining & Marketing	64,822,777	—	—
Oil & Gas Storage & Transportation	47,163,621	—	—
Packaged Foods & Meats	13,865,151	—	—
Precious Metals & Minerals	—	—	—
Renewable Electricity	15,461,211	—	—
Semiconductor Equipment	10,493,018	—	—
Silver	12,388,689	—	—
Specialty Chemicals	29,791,778	—	—
Steel	54,183,061	—	—
Trading Companies & Distributors	20,751,093	—	—
Affiliated Mutual Funds	204,373,296	—	—

Total	$1,802,372,790	$104,820,850	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

14

Country Allocation:

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2017 were as follows:

United States (including 9.5% of collateral for securities on loan)	71.5%
Canada	14.8
9.5
United Kingdom	5.4
Netherlands	2.5
Switzerland	1.9
Peru	1.5
Luxembourg	1.2
Australia	1.0
Argentina	0.8%
Nigeria	0.4
Germany	0.0 *
Norway	0.0 *
South Africa	0.0 *

110.5
Liabilities in excess of other assets	(10.5)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Pledged(2)	Net Amount
Securities on Loan	$159,467,099	$(159,467,099)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	15

Statement of Assets & Liabilities (unaudited)

as of April 30, 2017

Assets
Investments at value, including securities on loan of $159,467,099:
Unaffiliated investments (cost $1,439,009,702)	$1,702,820,344
Affiliated investments (cost $204,344,690)	204,373,296
Receivable for Fund shares sold	2,151,464
Dividends and interest receivable	1,283,565
Tax reclaim receivable	109,743
Prepaid expenses	7,069

Total assets	1,910,745,481

Liabilities
Payable to broker for collateral for securities on loan	163,253,856
Payable for investments purchased	14,494,305
Payable for Fund shares reacquired	5,050,464
Accrued expenses and other liabilities	1,230,980
Management fee payable	1,079,810
Distribution fee payable	352,909
Affiliated transfer agent fee payable	74,117

Total liabilities	185,536,441

Net Assets	$1,725,209,040

Net assets were comprised of:
Common stock, at par	$501,344
Paid-in capital in excess of par	2,463,670,589

2,464,171,933
Distributions in excess of net investment income	(20,434,905)
Accumulated net realized loss on investment and foreign currency transactions	(982,366,600)
Net unrealized appreciation on investments and foreign currencies	263,838,612

Net assets, April 30, 2017	$1,725,209,040

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($545,895,293 ÷ 15,709,530 shares of common stock issued and outstanding)	$34.75
Maximum sales charge (5.50% of offering price)	2.02

Maximum offering price to public	$36.77

Class B
Net asset value, offering price and redemption price per share
($17,910,350 ÷ 637,621 shares of common stock issued and outstanding)	$28.09

Class C
Net asset value, offering price and redemption price per share
($199,611,485 ÷ 7,104,250 shares of common stock issued and outstanding)	$28.10

Class Q
Net asset value, offering price and redemption price per share
($101,240,754 ÷ 2,783,869 shares of common stock issued and outstanding)	$36.37

Class R
Net asset value, offering price and redemption price per share
($56,226,953 ÷ 1,642,670 shares of common stock issued and outstanding)	$34.23

Class Z
Net asset value, offering price and redemption price per share
($804,324,205 ÷ 22,256,496 shares of common stock issued and outstanding)	$36.14

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $521,699)	$12,236,904
Income from securities lending, net (including affiliated income of $132,703)	471,037
Affiliated dividend income	173,139

Total income	12,881,080

Expenses
Management fee	6,951,343
Distribution fee—Class A	928,123
Distribution fee—Class B	110,416
Distribution fee—Class C	1,156,225
Distribution fee—Class R	236,005
Transfer agent’s fees and expenses (including affiliated expense of $168,200)	1,652,000
Custodian and accounting fees	138,000
Shareholders’ reports	131,000
Registration fees	75,000
Directors’ fees	19,000
Legal fees and expenses	17,000
Audit fee	12,000
Miscellaneous	37,645

Total expenses	11,463,757
Less: Distribution fee waiver—Class R	(78,672)

Net expenses	11,385,085

Net investment income (loss)	1,495,995

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $25,084)	9,217,098
Foreign currency transactions	13,745

9,230,843

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of ($25,810))	41,777,872
Foreign currencies	(276)

41,777,596

Net gain (loss) on investment and foreign currency transactions	51,008,439

Net Increase (Decrease) In Net Assets Resulting From Operations	$52,504,434

See Notes to Financial Statements.

18

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,495,995	$2,518,565
Net realized gain (loss) on investment and foreign currency transactions	9,230,843	(331,071,942)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	41,777,596	415,356,549

Net increase (decrease) in net assets resulting from operations	52,504,434	86,803,172

Dividends from net investment income
Class A	(5,365,015)	(2,656,951)
Class B	(256,702)	(17,777)
Class C	(2,511,714)	(163,936)
Class Q	(1,414,780)	(1,241,226)
Class R	(535,675)	(84,502)
Class Z	(8,882,524)	(5,518,054)

	(18,966,410)	(9,682,446)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	238,080,426	531,196,473
Net asset value of shares issued in reinvestment of dividends and distributions	16,824,484	8,752,022
Cost of shares reacquired	(407,526,617)	(1,199,884,672)

Net increase (decrease) in net assets from Fund share transactions	(152,621,707)	(659,936,177)

Total increase (decrease)	(119,083,683)	(582,815,451)

Net Assets:
Beginning of period	1,844,292,723	2,427,108,174

End of period	$1,725,209,040	$1,844,292,723

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	19

Notes to Financial Statements (unaudited)

Prudential Jennison Natural Resources Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as a non-diversified open-end management investment company.

The Fund’s investment objective is long-term growth of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

20

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most

Prudential Jennison Natural Resources Fund, Inc.	21

Notes to Financial Statements (unaudited) (continued)

advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Fund may be subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser

22

may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Prudential Jennison Natural Resources Fund, Inc.	23

Notes to Financial Statements (unaudited) (continued)

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PGIM Investments. Pursuant to a subadvisory agreement between PGIM Investments and Jennison Associates LLC (“Jennison”), Jennison furnishes investment advisory services in connection with the management of the Fund. Under the subadvisory agreement, Jennison, subject to the supervision of PGIM Investments, is responsible for managing the assets of the Fund in accordance with its investment objective and policies. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .75% of the Fund’s average daily net assets up to $1 billion and .70% of the average daily net assets in excess of $1 billion. The effective management fee rate was ..73% of the Fund’s average daily net assets for the six months ended April 30, 2017.

24

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and Class R shares, respectively. PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through February 28, 2018.

PIMS has advised the Fund that it received $277,295 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2017. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2017 it received $16,404 and $8,251 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments, and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the period ended April 30, 2017, PGIM Inc., an affiliate of PGIM Investments and an

Prudential Jennison Natural Resources Fund, Inc.	25

Notes to Financial Statements (unaudited) (continued)

indirect, wholly-owned subsidiary of Prudential, was compensated $83,563 for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities, (excluding short-term investments and U.S. Treasury securities), for the six months ended April 30, 2017, were $334,584,162 and $481,215,983, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2017 were as follows:

Tax Basis	$1,743,487,354

Appreciation	343,365,532
Depreciation	(179,659,246)

Net Unrealized Appreciation	$163,706,286

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after November 1, 2011(“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Additionally, for the year ended October 31, 2016, approximately $93,456,000 of its capital loss carryforward was written off unused due to expiration. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2016, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$598,598,000

Pre-Enactment Losses:
Expiring 2017	264,952,000
Expiring 2018	49,759,000

$314,711,000

26

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for certain purchases by retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months after purchase. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are offered exclusively for sale to a limited group of investors. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of capital stock.

There are 500 million shares of common stock authorized with $.01 par value per share, divided into seven classes, designated Class A, Class B, Class C, Class Q, Class R, Class T and Class Z common stock, each of which consists of 50 million, 10 million, 50 million, 105 million, 50 million, 90 million and 145 million shares, respectively. The Fund currently does not have any Class T shares outstanding. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

At reporting period end, six shareholders of record held 56% of the Fund’s outstanding shares.

Prudential Jennison Natural Resources Fund, Inc.	27

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2017:
Shares sold	1,486,224	$54,817,794
Shares issued in reinvestment of dividends and distributions	130,246	4,958,478
Shares reacquired	(3,223,678)	(118,402,130)

Net increase (decrease) in shares outstanding before conversion	(1,607,208)	(58,625,858)
Shares issued upon conversion from other share class(es)	163,824	6,016,282
Shares reacquired upon conversion into other share class(es)	(579,409)	(21,947,389)

Net increase (decrease) in shares outstanding	(2,022,793)	$(74,556,965)

Year ended October 31, 2016:
Shares sold	5,395,594	$163,735,349
Shares issued in reinvestment of dividends and distributions	74,317	2,480,698
Shares reacquired	(13,683,976)	(440,044,026)

Net increase (decrease) in shares outstanding before conversion	(8,214,065)	(273,827,979)
Shares issued upon conversion from other share class(es)	331,291	10,638,494
Shares reacquired upon conversion into other share class(es)	(374,795)	(12,434,514)

Net increase (decrease) in shares outstanding	(8,257,569)	$(275,623,999)

Class B
Six months ended April 30, 2017:
Shares sold	15,965	$483,985
Shares issued in reinvestment of dividends and distributions	7,376	227,633
Shares reacquired	(97,453)	(2,896,622)

Net increase (decrease) in shares outstanding before conversion	(74,112)	(2,185,004)
Shares reacquired upon conversion into other share class(es)	(140,497)	(4,192,670)

Net increase (decrease) in shares outstanding	(214,609)	$(6,377,674)

Year ended October 31, 2016:
Shares sold	36,579	$918,329
Shares issued in reinvestment of dividends and distributions	574	15,604
Shares reacquired	(250,585)	(6,285,013)

Net increase (decrease) in shares outstanding before conversion	(213,432)	(5,351,080)
Shares reacquired upon conversion into other share class(es)	(298,980)	(7,788,329)

Net increase (decrease) in shares outstanding	(512,412)	$(13,139,409)

28

Class C	Shares	Amount
Six months ended April 30, 2017:
Shares sold	265,967	$8,035,661
Shares issued in reinvestment of dividends and distributions	66,127	2,041,356
Shares reacquired	(1,155,163)	(34,359,876)

Net increase (decrease) in shares outstanding before conversion	(823,069)	(24,282,859)
Shares reacquired upon conversion into other share class(es)	(518,831)	(15,513,159)

Net increase (decrease) in shares outstanding	(1,341,900)	$(39,796,018)

Year ended October 31, 2016:
Shares sold	1,082,101	$26,463,669
Shares issued in reinvestment of dividends and distributions	4,814	130,986
Shares reacquired	(2,598,525)	(65,174,986)

Net increase (decrease) in shares outstanding before conversion	(1,511,610)	(38,580,331)
Shares reacquired upon conversion into other share class(es)	(299,917)	(8,025,454)

Net increase (decrease) in shares outstanding	(1,811,527)	$(46,605,785)

Class Q
Six months ended April 30, 2017:
Shares sold	941,040	$36,479,817
Shares issued in reinvestment of dividends and distributions	31,357	1,247,050
Shares reacquired	(1,251,748)	(47,904,758)

Net increase (decrease) in shares outstanding	(279,351)	$(10,177,891)

Year ended October 31, 2016:
Shares sold	2,178,182	$70,896,696
Shares issued in reinvestment of dividends and distributions	32,082	1,119,992
Shares reacquired	(4,705,590)	(149,878,529)

Net increase (decrease) in shares outstanding before conversion	(2,495,326)	(77,861,841)
Shares issued upon conversion from other share class(es)	130	4,603

Net increase (decrease) in shares outstanding	(2,495,196)	$(77,857,238)

Class R
Six months ended April 30, 2017:
Shares sold	361,660	$13,195,047
Shares issued in reinvestment of dividends and distributions	13,077	490,798
Shares reacquired	(500,528)	(18,046,695)

Net increase (decrease) in shares outstanding before conversion	(125,791)	(4,360,850)
Shares reacquired upon conversion into other share class(es)	(2,519)	(89,438)

Net increase (decrease) in shares outstanding	(128,310)	$(4,450,288)

Year ended October 31, 2016:
Shares sold	836,126	$25,455,104
Shares issued in reinvestment of dividends and distributions	2,362	77,804
Shares reacquired	(832,887)	(25,768,979)

Net increase (decrease) in shares outstanding before conversion	5,601	(236,071)
Shares reacquired upon conversion into other share class(es)	(609)	(21,105)

Net increase (decrease) in shares outstanding	4,992	$(257,176)

Prudential Jennison Natural Resources Fund, Inc.	29

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2017:
Shares sold	3,261,316	$125,068,122
Shares issued in reinvestment of dividends and distributions	198,715	7,859,169
Shares reacquired	(4,882,108)	(185,916,536)

Net increase (decrease) in shares outstanding before conversion	(1,422,077)	(52,989,245)
Shares issued upon conversion from other share class(es)	946,596	36,882,107
Shares reacquired upon conversion into other share class(es)	(30,329)	(1,155,733)

Net increase (decrease) in shares outstanding	(505,810)	$(17,262,871)

Year ended October 31, 2016:
Shares sold	7,792,685	$243,727,326
Shares issued in reinvestment of dividends and distributions	142,028	4,926,938
Shares reacquired	(16,087,962)	(512,733,139)

Net increase (decrease) in shares outstanding before conversion	(8,153,249)	(264,078,875)
Shares issued upon conversion from other share class(es)	564,293	19,341,921
Shares reacquired upon conversion into other share class(es)	(53,651)	(1,715,616)

Net increase (decrease) in shares outstanding	(7,642,607)	$(246,452,570)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

The Fund did not utilize the SCA during the six months ended April 30, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules

30

also enhance disclosure regarding fund liquidity and redemption practices. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Note 9. Other

At the Fund’s Board meeting in March, 2017, the Board of Directors approved a change in the methodology of allocating certain expenses, like Transfer Agency (including subtransfer agency and networking) and Blue Sky fees. The impact to the net assets of the Fund and individual share classes is not ascertainable at the present time. PGIM Investments expects to implement the changes by December 31, 2017.

Prudential Jennison Natural Resources Fund, Inc.	31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$34.20		$32.50	$46.17	$51.41	$44.75	$49.50
Income (loss) from investment operations:
Net investment income (loss)	.02		.02	.11	(.10)	(.01)	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.84		1.80	(13.78)	(5.14)	6.67	(4.73)
Total from investment operations	.86		1.82	(13.67)	(5.24)	6.66	(4.75)
Less Dividends:
Dividends from net investment income	(.31)		(.12)	-	-	-	-
Net asset value, end of period	$34.75		$34.20	$32.50	$46.17	$51.41	$44.75
Total Return(b):	2.43%		5.60%	(29.61)%	(10.19)%	14.88%	(9.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$545,895		$606,462	$844,746	$1,357,504	$1,642,229	$1,821,585
Average net assets (000)	$623,925		$707,741	$1,049,852	$1,614,165	$1,654,831	$2,016,026
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.25%	(e)	1.25%	1.22%	1.16%	1.17%	1.19%
Expenses before waivers and/or expense reimbursement	1.25%	(e)	1.25%	1.22%	1.16%	1.17%	1.19%
Net investment income (loss)	.09%	(e)	.07%	.29%	(.19)%	(.02)%	(.04)%
Portfolio turnover rate	18%	(f)	28%	35%	24%	21%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Through February 29, 2012, the manager of the Fund had contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$27.79		$26.53	$37.95	$42.55	$37.30	$41.55
Income (loss) from investment operations:
Net investment income (loss)	(.09)		(.16)	(.13)	(.38)	(.27)	(.29)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.70		1.44	(11.29)	(4.22)	5.52	(3.96)
Total from investment operations	.61		1.28	(11.42)	(4.60)	5.25	(4.25)
Less Dividends:
Dividends from net investment income	(.31)		(.02)	-	-	-	-
Net asset value, end of period	$28.09		$27.79	$26.53	$37.95	$42.55	$37.30
Total Return(b):	2.09%		4.82%	(30.09)%	(10.81)%	14.08%	(10.23)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$17,910		$23,687	$36,198	$82,144	$123,837	$157,970
Average net assets (000)	$22,268		$27,807	$54,812	$108,955	$135,005	$195,871
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.95%	(e)	1.95%	1.92%	1.86%	1.87%	1.89%
Expenses before waivers and/or expense reimbursement	1.95%	(e)	1.95%	1.92%	1.86%	1.87%	1.89%
Net investment income (loss)	(.59)%	(e)	(.61)%	(.41)%	(.88)%	(.71)%	(.74)%
Portfolio turnover rate	18%	(f)	28%	35%	24%	21%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Through February 29, 2012, the manager of the Fund had contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$27.80		$26.53	$37.96	$42.56	$37.31	$41.56
Income (loss) from investment operations:
Net investment income (loss)	(.09)		(.16)	(.13)	(.38)	(.28)	(.29)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.70		1.45	(11.30)	(4.22)	5.53	(3.96)
Total from investment operations	.61		1.29	(11.43)	(4.60)	5.25	(4.25)
Less Dividends:
Dividends from net investment income	(.31)		(.02)	-	-	-	-
Net asset value, end of period	$28.10		$27.80	$26.53	$37.96	$42.56	$37.31
Total Return(b):	2.09%		4.86%	(30.11)%	(10.81)%	14.07%	(10.23)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$199,611		$234,821	$272,169	$466,488	$629,108	$747,931
Average net assets (000)	$233,183		$236,425	$347,186	$575,495	$656,867	$871,352
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.95%	(e)	1.95%	1.92%	1.86%	1.87%	1.89%
Expenses before waivers and/or expense reimbursement	1.95%	(e)	1.95%	1.92%	1.86%	1.87%	1.89%
Net investment income (loss)	(.61)%	(e)	(.64)%	(.41)%	(.89)%	(.72)%	(.74)%
Portfolio turnover rate	18%	(f)	28%	35%	24%	21%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Through February 29, 2012, the manager of the Fund had contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

34

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$35.83		$34.04	$48.14	$53.37	$46.26	$50.93
Income (loss) from investment operations:
Net investment income (loss)	.11		.19	.30	.12	.19	.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.88		1.89	(14.40)	(5.35)	6.92	(4.87)
Total from investment operations	.99		2.08	(14.10)	(5.23)	7.11	(4.67)
Less Dividends:
Dividends from net investment income	(.45)		(.29)	-	-	-	-
Net asset value, end of period	$36.37		$35.83	$34.04	$48.14	$53.37	$46.26
Total Return(b):	2.67%		6.15%	(29.29)%	(9.80)%	15.37%	(9.17)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$101,241		$109,742	$189,234	$189,520	$180,803	$136,641
Average net assets (000)	$119,242		$126,781	$202,883	$182,649	$153,964	$105,382
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	.77%	(e)	.77%	.76%	.74%	.74%	.75%
Expenses before waivers and/or expense reimbursement	.77%	(e)	.77%	.76%	.74%	.74%	.75%
Net investment income (loss)	.57%	(e)	.57%	.77%	.23%	.39%	.42%
Portfolio turnover rate	18%	(f)	28%	35%	24%	21%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Through February 29, 2012, the manager of the Fund had contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	35

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$33.73		$32.05	$45.62	$50.90	$44.39	$49.20
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.05)	.04	(.20)	(.11)	(.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.83		1.78	(13.61)	(5.08)	6.62	(4.71)
Total from investment operations	.81		1.73	(13.57)	(5.28)	6.51	(4.81)
Less Dividends:
Dividends from net investment income	(.31)		(.05)	-	-	-	-
Net asset value, end of period	$34.23		$33.73	$32.05	$45.62	$50.90	$44.39
Total Return(b):	2.31%		5.39%	(29.75)%	(10.37)%	14.67%	(9.78)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,227		$59,729	$56,596	$73,455	$80,001	$74,238
Average net assets (000)	$63,459		$56,621	$65,555	$82,208	$74,909	$74,335
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.45%	(e)	1.45%	1.42%	1.36%	1.37%	1.39%
Expenses before waivers and/or expense reimbursement	1.70%	(e)	1.70%	1.67%	1.61%	1.62%	1.64%
Net investment income (loss)	(.11%)	(e)	(.15)%	.10%	(.39)%	(.23)%	(.22)%
Portfolio turnover rate	18%	(f)	28%	35%	24%	21%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Through February 29, 2012, the manager of the Fund had contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

36

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2017		2016	2015	2014	2013	2012
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$35.58		$33.82	$47.90	$53.17	$46.14	$50.88
Income (loss) from investment operations:
Net investment income (loss)	.07		.12	.24	.06	.13	.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.88		1.87	(14.32)	(5.33)	6.90	(4.87)
Total from investment operations	.95		1.99	(14.08)	(5.27)	7.03	(4.74)
Less Dividends:
Dividends from net investment income	(.39)		(.23)	-	-	-	-
Net asset value, end of period	$36.14		$35.58	$33.82	$47.90	$53.17	$46.14
Total Return(b):	2.58%		5.90%	(29.39)%	(9.91)%	15.24%	(9.32)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$804,324		$809,852	$1,028,166	$1,674,337	$1,707,458	$1,646,171
Average net assets (000)	$869,051		$834,087	$1,325,084	$1,800,961	$1,619,393	$1,663,079
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	.95%	(e)	.95%	.92%	.86%	.87%	.89%
Expenses before waivers and/or expense reimbursement	.95%	(e)	.95%	.92%	.86%	.87%	.89%
Net investment income (loss)	.39%	(e)	.37%	.60%	.12%	.27%	.27%
Portfolio turnover rate	18%	(f)	28%	35%	24%	21%	27%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolio in which the Fund invests.
(d)	Through February 29, 2012, the manager of the Fund had contractually agreed to waive .05% of the management fee rate on average daily net assets over $4 billion.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Natural Resources Fund, Inc.	37

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Natural Resources Fund, Inc., PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON NATURAL RESOURCES FUND, INC.

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PGNAX	PRGNX	PNRCX	PJNQX	JNRRX	PNRZX
CUSIP	74441K107	74441K206	74441K305	74441K602	74441K404	74441K503

MF135E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Natural Resources Fund, Inc.

By:	/s/Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 19, 2017

By:	/s/M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 19, 2017